Stockholders' Deficit (Details Narrative) (10-Q) - USD ($)								3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 26, 2016	Nov. 11, 2016	Nov. 09, 2016	Oct. 10, 2016	Oct. 07, 2016	Jun. 26, 2015	Dec. 17, 2014	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Aug. 13, 2016
Class of Stock [Line Items]
Number of common stock shares issued	250,000	869,565	28,879
Fair value of options granted		$ 126,087										$ 300,000
Stock-based compensation		$ 53,468						$ 3,724	$ 57,192	$ 75,433	$ 228,200	$ 244,814
GlideBoxx LLC [Member]
Class of Stock [Line Items]
Fair value of options granted				$ 8,900
Number of common stock shares issued for purchases of assets				100,000
Concentration risk, percentage				5.00%
Revenue of cash or kind period				7 years
2014 Stock Incentive Plan [Member]
Class of Stock [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant								3,000,000	3,000,000		3,000,000
Stock Incentive Plan [Member]
Class of Stock [Line Items]
Number of option to employees purchase plan, shares					825,000
Option expiry term					3 years
Number of option exercise price, per share					$ 0.07
Fair value of options granted					$ 47,970
Dividend yield					0.00%
Expected life					3 years
Risk free rate					0.99%
Expected volatility					158.00%
Equity Purchase Agreement [Member] | Kodiak Capital LLC [Member]
Class of Stock [Line Items]
Long-term purchase commitment, amount							$ 5,000,000		$ 5,000,000		$ 5,000,000
Noncontrolling interest, ownership percentage by noncontrolling owners							9.99%
Purchase agreement termination closing date							Dec. 31, 2016		Dec. 31, 2016		Dec. 31, 2016
Number of common stock shares issued									2,725,000
Number of common stock value issued									$ 213,825
Number of common stock shares issued for services									3,100,000
Investment Agreement [Member]
Class of Stock [Line Items]
Maximum value of common stock authorized to sale													$ 5,000,000
Value of put option													$ 500,000
Stock Purchase Agreement [Member] | Yayu General Machinery Co., LTD[Member]
Class of Stock [Line Items]
Number of common stock shares issued for consideration of future inventory purchases						200,000
Common stock price per share						$ 1.00
Number of common stock value issued for consideration of future inventory purchases						$ 200,000
Prepaid expenses								$ 54,635	$ 54,635		$ 105,096